LEASES (Tables)	6 Months Ended
Oct. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of future minimum lease payments related to equipment under finance lease and office lease obligation [Table Text Block]
(in thousands)	$
2024 (remainder)	827
2025	1,426
2026	1,386
2027	1,383
2028	1,376
More than 5 years	6,267
Total minimum lease payments	12,665
Less: imputed interest	(3,091)
Total present value of minimum lease payments	9,574
Less: Current portion	(954)
Non-current portion	8,620

Schedule of nature of Company's leases type of right-of-use asset [Table Text Block]
Right-of-use asset type	No. of right- of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options

Lab and office facilities	4	0.5 - 10.5 years	5.0 years	3	-	2	1
Automobiles	6	1.0 - 3.5 years	2 years	-	-	6	6

Schedule of changes in the value of right-of-use assets [Table Text Block]
(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	-	-	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	-	9,252
Additions	2,729	-	-	2,729
Disposals	(89)	-	-	(89)
Foreign exchange	(115)	(2)	-	(117)
Balance, October 31, 2023	11,610	165	-	11,775

Accumulated Depreciation:
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	-	1,809
Depreciation	753	28	-	781
Disposals	(62)	-	-	(62)
Foreign exchange	(13)	(1)	-	(14)
Balance, October 31, 2023	2,430	84	-	2,514

Net Book Value:
April 30, 2022	7,333	110	-	7,443
October 31, 2022	9,180	81	-	9,261

Schedule of lease payments not recognized liability [Table Text Block]
(in thousands)	2023 $	2022 $
Leases of low value assets	(20)	19
Variable lease payments	280	122
	260	141